Note 2 - Business Combinations (Details Textual) ¥ in Thousands, xbrli-pure in Thousands		12 Months Ended
	Dec. 01, 2014 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
Goodwill		¥ 6,169,609	¥ 6,169,609	¥ 6,169,609
Business Combination, Acquisition Related Costs				¥ 32,262
Number of Businesses Acquired		0	0
RYUKOSHA [Member]
Business Combination, Consideration Transferred	¥ 600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	865,078
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	464,736
Goodwill	¥ 199,658